SUBSCRIPTION RECEIVABLE (Details) (USD $) In Thousands, except Share data, unless otherwise specified			1 Months Ended
	Oct. 31, 2010	Jul. 31, 2010	Oct. 31, 2010 Executives item	Oct. 31, 2010 Promissory note Executives
SUBSCRIPTION RECEIVABLE
Ordinary shares issued			7,000,000
Number of executives from whom subscription is receivable for shares issued			2
Price per share for the shares issued (in dollars per share)	$ 0.701		$ 0.701
Notes receivable, face amount				$ 4,909
Interest rate on notes receivable (as a percent)		5.40%		5.60%
Period for notes receivable becoming due or payable				3 years